CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Concentration Risk Disclosure [Text Block]
CONCENTRATION OF RISK

Accounts Receivable. The following table presents the components of accounts receivable, net of allowance for doubtful accounts:

	As of December 31,
	2012	2011
	(in thousands)

Natural gas, NGLs and crude oil sales	$39,837	$42,388
Natural gas marketing	8,209	6,225
Reimbursements for title defects	7,579	—
Joint interest billings	6,896	7,465
Other	3,385	4,766
Allowance for doubtful accounts	(1,026)	(921)
Accounts receivable, net	$64,880	$59,923

Our accounts receivable primarily relates to sales of our natural gas, NGLs and crude oil production, derivative counterparties and other third parties that own working interests in the properties we operate. Inherent to our industry is the concentration of natural gas, NGLs and crude oil sales to a limited number of customers. This industry concentration has the potential to impact our overall exposure to credit risk in that our customers may be similarly affected by changes in economic and financial conditions, commodity prices or other conditions. We record an allowance for doubtful accounts representing our best estimate of probable losses from our existing accounts receivable. In making our estimate, we consider, among other things, our historical write-offs and overall creditworthiness of our customers. Further, consideration is given to well production data for receivables related to well operations. Our estimate of uncollectible amounts changes periodically. For the each of the years in the three-year period ended December 31, 2012, amounts written off to allowance for doubtful accounts were not material. As of December 31, 2012, we had two customers representing 10% or greater of our accounts receivable balance: Suncor Energy Marketing and Merit Energy, representing 26.4% and 11.7%, respectively, of our accounts receivable balance. The $7.6 million of accounts receivable at December 31, 2012 due from Merit Energy related to reimbursements for title defects discovered subsequent to our acquisition of certain Wattenberg assets from affiliates of Merit Energy (the "Merit Acquisition"). The reimbursement for certain title defects was received in January 2013.

Major Customers. The following table presents the individual customers constituting 10% or more of total revenues:

	Year Ended December 31,
Customer	2012	2011	2010

Suncor Energy Marketing, Inc.	29.8%	25.7%	19.6%
DCP Midstream, LP	12.2%	11.5%	9.6%
WPX Energy Rocky Mountain, LLC	5.6%	9.9%	12.5%

Derivative Counterparties. A significant portion of our liquidity is concentrated in derivative instruments that enable us to manage a portion of our exposure to price volatility from producing natural gas and crude oil. These arrangements expose us to credit risk of nonperformance by our counterparties. We primarily use financial institutions who are also major lenders under our revolving credit facility as counterparties to our derivative contracts. To date, we have had no counterparty default losses. We have evaluated the credit risk of our derivative assets from our counterparties using relevant credit market default rates, giving consideration to amounts outstanding for each counterparty and the duration of each outstanding derivative position. Based on our evaluation, we have determined that the potential impact of nonperformance of our counterparties on the fair value of our derivative instruments was not significant.

The following table presents the counterparties that expose us to credit risk as of December 31, 2012, with regard to our derivative assets:

Fair Value of Derivative Assets
Counterparty Name	As of December 31, 2012
(in thousands)

JPMorgan Chase Bank, N.A. (1)	$41,323
Wells Fargo Bank, N.A. (1)	4,782
Bank of Nova Scotia (1)	4,315
Other lenders in our revolving credit facility	8,146
Various (2)	359
Total	$58,925

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(1)Major lender in our revolving credit facility. See Note 8, Long-Term Debt.
(2)Represents a total of 28 counterparties.